Volkswagen Auto Loan Enhanced Trust 2013-2	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-27-2014	PAGE 1

A.	DATES

				Begin	End	# days
1	Determination Date				1/15/2015
2	Payment Date				1/20/2015
3	Collection Period			11/30/2014	12/27/2014	28
4	Monthly Interest Period - Actual/360			12/22/2014	1/19/2015	29
5	Monthly Interest - 30/360					30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	304,000,000.00	—	—	—	—
7	Class A-2 Notes	502,000,000.00	251,608,796.98	33,224,341.76	218,384,455.22	0.4350288
8	Class A-3 Notes	530,000,000.00	530,000,000.00	—	530,000,000.00	1.0000000
9	Class A-4 Notes	164,000,000.00	164,000,000.00	—	164,000,000.00	1.0000000

10	Total Securities	$1,500,000,000.00	$945,608,796.98	$33,224,341.76	$912,384,455.22

11	Overcollateralization	46,393,069.13	46,393,069.13		46,393,069.13

12	Adjusted Pool Balance	$1,546,393,069.13	$992,001,866.11	$33,224,341.76	$958,777,524.35

13	YSOC	47,789,424.87	27,518,967.71		26,286,958.50

14	Net Pool Balance	$1,594,182,494.00	$1,019,520,833.82	$33,224,341.76	$985,064,482.85

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.23000%	—	—	—	—
16	Class A-2 Notes	0.42000%	88,063.08	0.1754245	33,312,404.84	66.3593722
17	Class A-3 Notes	0.70000%	309,166.67	0.5833333	309,166.67	0.5833333
18	Class A-4 Notes	1.16000%	158,533.33	0.9666667	158,533.33	0.9666667

	Total Securities		555,763.08		33,780,104.84

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received					21,675,466.16
20	Scheduled Interest Payments Received					1,955,006.24
21	Prepayments of Principal Received					1,249,428.05
22	Liquidation Proceeds					10,883,257.04
23	Recoveries Received					181,400.23
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					35,944,557.72

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					113.94

28	Total Available Funds, prior to Servicer Advances					35,944,671.66

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					35,944,671.66

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					35,944,671.66

D.	DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					849,600.69
35	Class A Noteholder Interest (Item 50)					555,763.08
36	Principal Distribution Amount (Item 75)					33,224,341.76
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					1,314,966.13

		Due	Shortfall	Paid
	Distribution Detail:
41	Servicing Fees	849,600.69	—	849,600.69

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	88,063.08	—	88,063.08
44	Class A-3 Interest	309,166.67	—	309,166.67
45	Class A-4 Interest	158,533.33	—	158,533.33
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	555,763.08	—	555,763.08

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			992,001,866.11
52	Beginning Net Pool Balance		1,019,520,833.82
53	Receipts of Scheduled Principal		(21,675,466.16)
54	Receipts of Prepaid Principal		(1,249,428.05)
55	Liquidation Proceeds		(10,883,257.04)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(648,199.72)

59	Ending Net Pool Balance		985,064,482.85
60	Yield Supplement Overcollateralization Amount		26,286,958.50

61	Adjusted Pool Balance		958,777,524.35
62	Less: Adjusted Pool Balance - End of Collection Period			958,777,524.35

63	Calculated Principal Distribution Amount			33,224,341.76

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			35,944,671.66
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			849,600.69
67	Less: Interest Paid to Noteholders (Item 35)			555,763.08
68	Less: Calculated Principal Distribution (Item 63)			33,224,341.76

69	Equals: Remaining Available Funds before Servicer Advance			1,314,966.13
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			1,314,966.13
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63—Available Funds Shortfall + Reserve Account Draw Amt)			33,224,341.76

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $7,731,965.35, and (b) the aggregate note balance)			7,731,965.35
81	Initial Reserve Account Balance			1,546,393.07
82	Beginning Reserve Account Balance			7,731,965.35
83	Plus: Net Investment Income for the Collection Period			113.94

84	Subtotal: Reserve Fund Available for Distribution			7,732,079.29
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			7,732,079.29
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			113.94

89	Equals: Ending Reserve Account Balance			7,731,965.35

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS

			Initial	Current
	Collateral Pool Balance Data:
91	Net Pool Balance		1,594,182,494	985,064,483
92	Number of Current Contracts		65,070	54,914
93	Weighted Average Loan Rate		2.55%	2.50%
94	Average Remaining Term		56.9	43.2
95	Average Original Term		64.1	64.7
96	Monthly Prepayment Rate			1.02%

			Units	Outstanding Principal Balance
	Net Credit Loss and Repossession Activity:
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		27	649,862.00
98	Liquidation Proceeds on Related Vehicles			1,662.28
99	Recoveries Received on Receivables Previously Charged Off			181,400.23

100	Net Principal Losses for Current Collection Period		27	466,799.49

101	Beginning Net Principal Losses		241	3,907,175.12
102	Net Principal Losses for Current Collection Period		27	466,799.49

103	Cumulative Net Principal Losses		268	4,373,974.61

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,594,182,494)			0.27%

		Percentage	Units	Outstanding Principal Balance
	Delinquencies Aging Profile - End of Period:
105	Current	99.38%	54,632	978,968,330.20
106	31 - 60 Days Delinquent	0.51%	232	5,019,658.40
107	61 - 90 Days Delinquent	0.11%	50	1,076,494.25

108	Total	100.00%	54,914	985,064,482.85

	Summary of Material Modifications, Extensions or Waivers

	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants

	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

	None in the current month